Taxes On Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Special Preferred Enterprise [Member]	Dec. 31, 2012 Manufacturing Plant [Member]	Dec. 31, 2012 Research And Development Center [Member]	Dec. 31, 2012 Development Area A [Member] Preferred Enterprise [Member]	Dec. 31, 2012 Development Area A [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 Rest Of Country [Member] Preferred Enterprise [Member]	Dec. 31, 2012 Rest Of Country [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Beneficial Enterprise [Member] ILS	Dec. 31, 2012 Minimum [Member] Expansion [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Temporary Order From November 2012 [Member]	Dec. 31, 2012 Minimum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member] item	Dec. 31, 2012 Maximum [Member] Beneficial Enterprise [Member]	Dec. 31, 2012 Maximum [Member] Expansion [Member]	Dec. 31, 2012 Maximum [Member] Temporary Order From November 2012 [Member]	Dec. 31, 2012 Maximum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member]
Cancelled future corporate tax rate	18.00%
Tax rate	25.00%	24.00%	25.00%
Number of years of tax exemption				10 years	10 years	2 years
Maximum percent of taxable income for the plan						25.00%
Number of years of benefited tax rate under the alternative benefits method for the research and development center						8 years
Corporate tax on cash dividends distributed from exempted profits	25.00%
Withholding tax deduction from cash dividends distributed from benefited profits	15.00%
Accelerated depreciation of property, plant and equipment	5 years
Percentage of revenue from one country to receive tax benefits											25.00%								75.00%
Market size criteria to receive tax benefits, number of residents (people)															12,000,000
Required investment in production machinery and equipment to receive tax benefits												300	$ 300
Time allowed to meet investment in production machinery and equipment to receive tax benefits																3 years	3 years
Tax rate in 2011-2012 tax years							10.00%		15.00%
Tax rate in 2013-2014 tax years							7.00%		12.50%
Tax rate as from 2015 tax year for maximum of 10 years							6.00%	5.00%	12.00%	8.00%
Discounted ratio of the original rax rate														40.00%				70.00%
Tax rate applied on revenue according to the temporary order														6.00%
Investment percentage of tax saving obtained																		50.00%
Number of years to invest in an industrial enterprise																		5 years
Net change in valuation allowance	$ (63)	$ 12	$ (17)